Personnel expenses (Details 1) - Veraxa Biotech A G [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Number of VSOP shares at beginning	1,228,679	1,267,931
Number of VSOP shares, commitments	244,200
Number of VSOP shares, forfeited	(50,628)
Number of VSOP shares, cancelled		(39,252)
Number of VSOP shares at ending	1,422,251	1,228,679